Members’ (deficit) equity	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Members’ (deficit) equity

NOTE 8. STOCKHOLDER’S EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. At June 30, 2021 (unaudited) and April 30, 2021, there were no preferred shares issued or outstanding.

Class A Ordinary shares — The Company is authorized to issue up to 479,000,000 shares of Class A, $0.0001 par value ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. At June 30, 2021 (unaudited) and April 30, 2021, there were no shares of Class A ordinary shares issued or outstanding.

Class B Ordinary shares — The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. At June 30, 2021 (unaudited) and April 30, 2021, there were 7,906,250 Class B ordinary shares issued and outstanding, of which an aggregate of up to 1,031,250 shares are subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part so that the Sponsor will own 20% of the Company’s issued and outstanding ordinary shares after the Proposed Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Offering).

The shares of Class B ordinary shares will automatically convert into shares of Class A ordinary shares at the time of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A ordinary shares, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Proposed Offering and related to the closing of a Business Combination, the ratio at which shares of Class B ordinary shares shall convert into shares of Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding shares of Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A ordinary shares issuable upon conversion of all shares of Class B ordinary shares will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all shares of ordinary shares outstanding upon the completion of the Proposed Offering plus all shares of Class A ordinary shares and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company). Holders of Founder Shares may also elect to convert their shares of Class B ordinary shares into an equal number of shares of Class A ordinary shares, subject to adjustment as provided above, at any time.

The Company may issue additional ordinary shares or preferred stock to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.

NOTE 8. SHAREHOLDER’S EQUITY

Preference Shares — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preference shares. At September 30, 2021, there were no preferred shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue up to 479,000,000 shares of Class A, $0.0001 par value ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. At September 30, 2021, there were no shares of Class A ordinary shares issued or outstanding.

Class B Ordinary Shares — The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. At September 30, 2021, there were 7,906,250 Class B ordinary shares issued and outstanding.

The shares of Class B ordinary shares will automatically convert into shares of Class A ordinary shares at the time of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A ordinary shares, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B ordinary shares shall convert into shares of Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding shares of Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A ordinary shares issuable upon conversion of all shares of Class B ordinary shares will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all shares of ordinary shares outstanding upon the completion of the Initial Public Offering plus all shares of Class A ordinary shares and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company). Holders of Founder Shares may also elect to convert their shares of Class B ordinary shares into an equal number of shares of Class A ordinary shares, subject to adjustment as provided above, at any time.

The Company may issue additional ordinary shares or preferred stock to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.

Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Members’ (deficit) equity

Note 8—Members’ (deficit) equity

	Authorized as of		Held by Members as of
	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	5,447,120
	59,504,853	59,504,853	33,509,272	32,426,264

The founding member holds 8,278,000 common units.

During the nine months ended September 30, 2021, the Company received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units. During the nine months ended September 30, 2020, no warrants were exercised by Series E preferred unit holders.

Under the terms of the LLC Operating Agreement (“Agreement”), allocations of profits, losses, capital gains, and distributions are in the following priorities:

Profits and Losses – After giving effect to any required regulatory allocations, net profits and net losses (and to the extent necessary, individual items of income, gain, loss, deduction, or credit) of the Company shall be allocated to and among the members in a manner such that, as of the end of each allocation period, the sum of (i) the capital account of each member, (ii) each member’s share of partnership minimum gain (as determined in accordance with Treasury Regulations Section 1.704-2(g)), and (iii) each member’s partner nonrecourse debt minimum gain, shall be equal, as nearly as possible, to the respective net amounts that would be distributed to such member if the Company were dissolved, its affairs wound up and its assets sold for cash equal to their book value, all Company liabilities were satisfied (limited with respect to each nonrecourse liability to the book value of the assets securing such liability), and the net assets of the Company were distributed in accordance with the Agreement to the members immediately after making such allocations.

Distributions – Distributable cash from operations shall be distributed to the members as follows:

First, to members for tax distributions based on the highest applicable individual income tax rate applied to the allocation of net taxable income.

Second, to preferred unit holders on a pro rata basis until each preferred unit holder has received aggregate distributions in full repayment of their capital contributions.

Last, to preferred and common unit holders pro rata according to the number of units held by each member.

The Agreement also contains provisions governing the sale of the founding member’s interest in certain circumstances. The Agreement also provides for certain limitations of liability of operating managers upon good faith distributions of funds in accordance with the Agreement and limits each member’s liability to their respective capital contribution.

Note 10—Members’ (deficit) equity

	Authorized as of December 31,		Held by Members as of December 31,
	2020	2019	2020	2019
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	5,447,120	5,447,120
	59,504,853	59,504,853	32,426,264	32,426,264

The founding member holds 8,278,000 common units.

During the year ended December 31, 2019, the Company partially completed a Series E equity raise that included the issuance of 1,203,625 Series E preferred units with equity raise value of $30.00 per unit. Professional fees associated with the Series E equity raise totaled $0.1 million and were netted against proceeds in the consolidated statements of members’ equity for the year ended December 31, 2019.

Under the terms of the LLC Operating Agreement (“Agreement”), allocations of profits, losses, capital gains, and distributions are in the following priorities:

Profits and Losses – After giving effect to any required regulatory allocations, net profits and net losses (and to the extent necessary, individual items of income, gain, loss, deduction, or credit) of the Company shall be allocated to and among the members in a manner such that, as of the end of each allocation period, the sum of (i) the capital account of each member, (ii) each member’s share of partnership minimum gain (as determined in accordance with Treasury Regulations Section 1.704-2(g)), and (iii) each member’s partner nonrecourse debt minimum gain, shall be equal, as nearly as possible, to the respective net amounts that would be distributed to such member if the Company were dissolved, its affairs wound up and its assets sold for cash equal to their book value, all Company liabilities were satisfied (limited with respect to each nonrecourse liability to the book value of the assets securing such liability), and the net assets of the Company were distributed in accordance with the Agreement to the members immediately after making such allocations.

Distributions – Distributable cash from operations shall be distributed to the members as follows:

First, to members for tax distributions based on the highest applicable individual income tax rate applied to the allocation of net taxable income.

Second, to preferred unit holders on a pro rata basis until each preferred unit holder has received aggregate distributions in full repayment of their capital contributions.

Last, to preferred and common unit holders pro rata according to the number of units held by each member.

The Agreement also contains provisions governing the sale of the founding member’s interest in certain circumstances. The Agreement also provides for certain limitations of liability of operating managers upon good faith distributions of funds in accordance with the Agreement and limits each member’s liability to their respective capital contribution.